Label	Element	Value
ARBITRAGE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ARBITRAGE FUNDS

Arbitrage Fund

Supplement dated July 7, 2020 to the Prospectus of The Arbitrage Funds

(each series a “Fund”), dated September 30, 2019

The following replaces similar disclosure for the Arbitrage Fund in the “SUMMARY SECTION” under the heading “Fund Fees and Expenses” on page 2:

Risk/Return [Heading]	rr_RiskReturnHeading	ARBITRAGE FUND
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “How to Purchase Shares” beginning on page 44 of the statutory prospectus and in Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
ARBITRAGE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.46%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
ARBITRAGE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.46%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
ARBITRAGE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.46%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
ARBITRAGE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	rr_Component2OtherExpensesOverAssets	0.46%
All Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000

[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the financial highlights because the expense ratios in the Financial Highlights do not reflect Acquired Fund Fees and Expenses.
[3]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[4]	A deferred sales charge of up to 1.00% may be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 18 months of purchase.